Subsequent events	6 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
Subsequent events
16.	Subsequent events

Except for the information disclosed below, the Company has evaluated events from September 30, 2025 through January 16, 2026, the date the unaudited condensed financial statements were issued, the Company did not identify any subsequent events with a material financial impact on the Company’s unaudited condensed consolidated financial statements.

On October 21, 2025, the Company issued 90,000 ordinary shares to Bin Fu, CEO of the Company according to the Management Compensation Package for his services from October 2024 to September 2025.

On October 21, 2025, the Company issued 90,000 ordinary shares to Dawei Chen, CFO of the Company according to the Management Compensation Package for his services from October 2024 to September 2025.

On October 21, 2025, the Company issued 90,000 ordinary shares to Peng Wang, a Director of the Company according to the Management Compensation Package for his services from October 2024 to September 2025.

SKILLFUL CRAFTSMAN EDUCATION TECHNOLOGY LIMITED.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS